Vessels and Equipment	12 Months Ended
Dec. 31, 2018
Vessels and Equipment
Vessels and Equipment

13) Vessels and Equipment

As of December 31, 2018 and 2017, Vessels with a book value of $1,767 million and $1,723 million, respectively, are pledged as security for the Partnership’s long-term debt. See Note 16—Long-Term Debt.

	Vessels &	Accumulated
(U.S. Dollars in thousands)	equipment	depreciation	Net Vessels
Vessels, December 31, 2016	$1,468,913	$(212,024)	$1,256,889
Additions	522,369	—	522,369
Drydock costs	15,348	—	15,348
Disposals	(3,289)	3,289	—
Depreciation for the year	—	(71,583)	(71,583)
Vessels, December 31, 2017	$2,003,341	$(280,318)	$1,723,023
Additions	118,063	—	118,063
Drydock costs	14,750	—	14,750
Disposals	(5,731)	5,731	—
Depreciation for the period	—	(88,756)	(88,756)
Vessels, December 31, 2018	$2,130,423	$(363,343)	$1,767,080

Drydocking activity for the years ended December 31, 2018 and 2017 is summarized as follows:

	Year Ended
	December 31,
(U.S. Dollars in thousands)	2018	2017
Balance at the beginning of the year	$17,748	$6,962
Costs incurred for dry docking	12,421	6,885
Costs allocated to drydocking as part of acquisition of business	2,329	8,463
Drydock amortization	(6,930)	(4,562)
Balance at the end of the year	$25,568	$17,748